Debt (Narrative) (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 21, 2016	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Line of Credit Facility [Line Items]
Interest paid, capitalized or accrued		$ 27,000	$ 249,000	$ 30,000	$ 43,000
Former Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing capacity description				provided for up to a maximum of $3 million in borrowings based on 75% of eligible accounts receivable
Expiration date				Aug. 31, 2016
Maximum borrowing capacity				$ 3,000,000
Borrowing base equivalent of eligible accounts receivable, percentage				75.00%
Minimum interest rate				7.25%
Monthly interest payment				$ 1,000
Outstanding amount on credit facility						$ 0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing capacity description			provides for up to a maximum amount of $5 million based on a borrowing base equivalent of 85% of eligible accounts receivable plus the lesser of $2 million or 50% of eligible inventory	provides for up to a maximum amount of $5 million based on a borrowing base equivalent of 85% of eligible accounts receivable plus the lesser of $2 million or 50% of eligible inventory
Maximum borrowing capacity	$ 5,000,000
Borrowing base equivalent of eligible accounts receivable, percentage	85.00%
Minimum interest rate	6.50%
Monthly interest payment	$ 2,000
Monthly administrative fee	$ 1,000
Annual facility fee on maximum amount borrowable	1.00%
Automatic renewal date	Dec. 31, 2019
Automatic renewal term	1 year
Debt issuance costs	$ 228,000
Minimum tangible net worth required for compliance	13,000,000
Minimum working capital required for compliance	4,000,000
Remaining borrowing capacity		$ 3,700,000	$ 3,700,000	$ 2,000,000
Maximum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing base equivalent of eligible inventory	$ 2,000,000
Borrowing base equivalent of eligible inventory, percentage	50.00%
Prime Rate [Member] | Former Credit Facility [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate				4.00%
Prime Rate [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	3.00%